Subsequent Events (Details) - USD ($)		1 Months Ended
	Sep. 01, 2022	Mar. 29, 2022
Subsequent Events (Details) [Line Items]
Common stock share		6,650,144
Aggregate cash balance		67,982,000
Public shares (in Dollars per share)		$ 0.1
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Loan aggregate amount (in Dollars)	$ 250,000
Interest payable, percentage	4.00%
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Aggregate cash balance		265,750